Average Annual Total Returns{- Fidelity Flex Conservative Income Bond Fund} - 08.31 Fidelity Flex Conservative Income Bond Fund Retail PRO -05 - Fidelity Flex Conservative Income Bond Fund	Fidelity Flex Conservative Income Bond Fund Return Before Taxes Past 1 year	Fidelity Flex Conservative Income Bond Fund Return Before Taxes Since Inception		Fidelity Flex Conservative Income Bond Fund After Taxes on Distributions Past 1 year	Fidelity Flex Conservative Income Bond Fund After Taxes on Distributions Since Inception		Fidelity Flex Conservative Income Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Conservative Income Bond Fund After Taxes on Distributions and Sales Since Inception		LB151 Past 1 year	LB151 Since Inception
Total	1.35%	2.21%	[1]	0.84%	1.35%	[1]	0.80%	1.32%	[1]	0.87%	1.76%	[1]

[1]	(a)From May 31, 2018